UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Moody, Aldrich, & Sullivan, LLC
Address: 	100 Cummings Center
         		Suite 104Q
         		Beverly, MA  01915
13F File Number: 028-04634

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:  	William B. Moody
Title:    	Principal
Phone:    	978-232-9315
Signature, Place, and Date of Signing:
    William B. Moody    Beverly, MA    January 31, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT  AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934
WILLIAM B. MOODY

FORM 13F SUMMARY PAGE
Report Summary:  13FHR
Number of Other Included Managers:   	None
Form 13F Information Table Entry Total:   	54
Form 13F Information Table Value Total:   	$129,160,000
List of Other Included Managers:  None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecomm                   COM              000886101     1087   236390 SH       SOLE                   192490             43900
AMB Property Corp              COM              00163T109     2033    78180 SH       SOLE                    63240             14940
AVX Corp                       COM              002444107     1984    84110 SH       SOLE                    68340             15770
Allied Capital Corp            COM              01903Q108     2722   104680 SH       SOLE                    84480             20200
Amerada Hess Corp              COM              023551104     2351    37610 SH       SOLE                    30360              7250
Anadarko Petroleum             COM              032511107     1318    23176 SH       SOLE                    18931              4245
Aon Corp                       COM              037389103     2876    80960 SH       SOLE                    65420             15540
Apache Corp                    COM              037411105     1291    25883 SH       SOLE                    21043              4840
Bank One Corp                  COM              06423A103     2634    67460 SH       SOLE                    54960             12500
Bear Stearns Co Inc            COM              073902108     2689    45850 SH       SOLE                    37120              8730
Becton Dickinson               COM              075887109     2219    66940 SH       SOLE                    54220             12720
CMS Energy                     COM              125896100     1990    82800 SH       SOLE                    67090             15710
City National Corp             COM              178566105     1990    42470 SH       SOLE                    34770              7700
Clayton Homes                  COM              184190106     3284   192030 SH       SOLE                   156100             35930
Compuware Corp                 COM              205638109     3103   263160 SH       SOLE                   212150             51010
ConAgra Inc                    COM              205887102     1908    80270 SH       SOLE                    65470             14800
CountryWide Credit             COM              222372104     2633    64270 SH       SOLE                    51960             12310
Edison International           COM              281020107     2644   175120 SH       SOLE                   142740             32380
Entergy Corp                   COM              29364G103     2608    66680 SH       SOLE                    54020             12660
Equity Office Prop             COM              294741103     2505    83290 SH       SOLE                    67350             15940
FedEx Corp                     COM              31428X106     2065    39810 SH       SOLE                    32450              7360
Franklin Resources             COM              354613101     2234    63340 SH       SOLE                    51920             11420
Health Net Inc                 COM              42222G108     2763   126880 SH       SOLE                   102730             24150
Hon Industries Inc             COM              438092108     3599   130160 SH       SOLE                   106530             23630
Hubbell Inc Cl B               COM              443510201     1921    65370 SH       SOLE                    52920             12450
John Hancock Fin Svc           COM              41014S106     2731    66120 SH       SOLE                    53870             12250
Johnson Controls               COM              478366107     2179    26980 SH       SOLE                    21960              5020
Jones Apparel Group            COM              480074103     3474   104740 SH       SOLE                    85890             18850
Key Energy Svcs                COM              492914106     2427   263830 SH       SOLE                   213110             50720
MBIA Inc                       COM              55262C100     2207    41150 SH       SOLE                    33345              7805
MBNA Corp                      COM              55262L100     4011   113940 SH       SOLE                    93680             20260
Marathon Oil Corp              COM              565849106     1199    39955 SH       SOLE                    32485              7470
Marshall & Ilsey Corp          COM              571834100     2604    41150 SH       SOLE                    33350              7800
Newell Rubbermaid              COM              651229106     2161    78370 SH       SOLE                    62750             15620
Northeast Utilities            COM              664397106     2657   150710 SH       SOLE                   122760             27950
OM Group Inc                   COM              670872100     4010    60587 SH       SOLE                    48407             12180
Outback Steakhouse             COM              689899102     3417    99760 SH       SOLE                    81100             18660
PerkinElmer Inc                COM              714046109     1410    40260 SH       SOLE                    32860              7400
Popular Inc                    COM              733174106     2924   100540 SH       SOLE                    82070             18470
Progress Energy Inc            COM              743263105     2645    58740 SH       SOLE                    47870             10870
Progress Energy-CVO            COM              743263AA3        0    56380 SH       SOLE                    42970             13410
Prudential Finl Inc            COM              744320102     1553    46780 SH       SOLE                    38150              8630
Reinsurance Gr Of Am           COM              759351109     2056    61793 SH       SOLE                    50596             11197
Republic Services Inc          COM              760759100     2433   121840 SH       SOLE                    99570             22270
Ross Stores                    COM              778296103     3845   119860 SH       SOLE                    96950             22910
Sherwin-Williams               COM              824348106     3695   134350 SH       SOLE                   108200             26150
Superior Indus Intl            COM              868168105     1403    34850 SH       SOLE                    27670              7180
TJX Companies                  COM              872540109     4084   102450 SH       SOLE                    83290             19160
Teleflex Inc                   COM              879369106     2350    49680 SH       SOLE                    40230              9450
Tidewater Inc                  COM              886423102     1785    52660 SH       SOLE                    42960              9700
Torchmark Corp                 COM              891027104     1887    47980 SH       SOLE                    39270              8710
Trizec Hahn Corp               COM              896938107     2415   153810 SH       SOLE                   125210             28600
Wellpoint Health Net           COM              94973H108     3059    26180 SH       SOLE                    21280              4900
Zomax, Inc                     COM              989929104       91    11400 SH       SOLE                     5700              5700